Expense Example, No Redemption - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 500
3 Years	712
5 Years	941
10 Years	1,598
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example, No Redemption:
1 Year	499
3 Years	709
5 Years	936
10 Years	1,587
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,894
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847